MATERIAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2025
MATERIAL ACCOUNTING POLICIES
Schedule of estimated useful lives

•	Mine equipment — Straight line over useful life, typically ranging from 3 to 10 years.
•	Plant equipment and related buildings — Units-of-production, over mineral reserves and the mineral resources included in the current life of mine plan.
•	Other equipment — Straight line over useful life
•	Office equipment — Straight line over useful life
•	Vehicles — Straight line over useful life, typically 4 years
•	Hardware and software — Straight line over useful life, typically 3 years